CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012
Revenues
Net rental income	$ 7,438,799		$ 2,888,048		$ 10,568,978		$ 5,779,650		$ 8,429,512	$ 2,136,089
Other	325,910		90,771		421,953		155,493		455,234	435,326
Total revenues	7,764,709		2,978,819		10,990,931		5,935,143		8,884,746	2,571,415
Expenses
Property operating	2,157,722		940,107		3,212,283		1,654,874		2,602,150	649,647
Property management fees	266,756		111,275		385,971		218,799		347,547	91,557
Depreciation and amortization	3,839,383		1,311,332		4,947,354		3,027,208		4,104,689	1,547,781
General and administrative	399,498		378,757		929,739		829,932		2,123,260	1,715,675
Management fees to affiliates	546,740		117,955		663,201		243,786		361,816	258,257
Real estate taxes and insurance	935,001		348,262		1,341,864		701,185		823,310	241,493
Acquisition costs	3,135,729		65,462		3,149,538		143,018		191,277	2,154,533
Total expenses	11,280,829		3,273,150		14,629,950		6,818,802		10,554,049	6,658,943
Operating loss	(3,516,120)		(294,331)		(3,639,019)		(883,659)		(1,772,242)	(4,074,093)
Other (expense) income
Other Income	132,524		0		132,524		0
Equity in operating earnings (loss) of unconsolidated joint ventures	86,557		(1,513)		80,706		52,694		(102,939)	13,435
Interest expense, net	(2,014,476)		(1,176,583)		(3,137,798)		(2,323,482)		(3,889,142)	(781,359)
Gain on business combinations									0	10,927,042
Equity in gain on sale of real estate asset of unconsolidated joint venture									1,604,377	0
Total other expense (income)	(1,795,395)		(1,178,096)		(2,924,568)		(2,270,788)		(2,284,765)	12,160,216
Net loss (income) from continuing operations	(5,311,515)		(1,472,427)		(6,563,587)		(3,154,447)		(4,057,007)	8,086,123
Discontinued operations
Loss on operations of rental property	(55,115)		(20,554)		(117,851)		(89,537)		(356,546)	(720,815)
Loss on early extinguishment of debt	0		0		(879,583)		0
Gain on sale of joint venture interest	0		0		1,006,359		0		0	2,014,533
(Loss) gain from discontinued operations	(55,115)		(20,554)		8,925		(89,537)		(356,546)	(720,815)
Net loss (income)	(5,366,630)		(1,492,981)		(6,554,662)		(3,243,984)		(4,413,553)	7,365,308
Net loss (income) attributable to Noncontrolling Interests
Operating partner units	(204,619)		0		(204,619)		0
Partially owned properties	(626,018)		(296,816)		(767,304)		(821,687)
Net loss (income) attributable to noncontrolling Interests	(830,637)		(296,816)		(971,923)		(821,687)		(1,442,552)	3,444,467
Net loss (income) attributable to common stockholders	$ (4,535,993)		$ (1,196,165)		$ (5,582,739)		$ (2,422,297)		$ (2,971,001)	$ 3,920,841
Income (Loss) per common share - continuing operations
Basic (income) Loss Per Common Share (in dollars per share)	$ (0.78)	[1]	$ (1.14)	[1]	$ (1.63)	[1]	$ (2.31)	[1]	$ (1.18)	$ 2.22
Diluted (income) Loss Per Common Share (in dollars per share)	$ (0.78)	[1]	$ (1.14)	[1]	$ (1.63)	[1]	$ (2.31)	[1]	$ (1.18)	$ 2.20
Income (Loss) per common share - discontinued operations
Basic Income (Loss) Per Common Share (in dollars per share)	$ (0.01)	[1],[2]	$ (0.02)	[1],[2]	$ 0.00	[1],[2]	$ (0.09)	[1],[2]	$ (0.09)	$ 0.11
Diluted Income (Loss) Per Common Share (in dollars per share)	$ (0.01)	[1],[3]	$ (0.02)	[1],[3]	$ 0.00	[1],[3]	$ (0.09)	[1],[3]	$ (0.09)	$ 0.11
Weighted Average Basic Common Shares Outstanding (in shares)	5,823,296	[1],[2]	1,030,392	[1],[2]	3,452,032	[1],[2]	1,012,870	[1],[2]	2,348,849	1,679,778
Weighted Average Diluted Common Shares Outstanding (in shares)	5,823,296	[1]	1,030,392	[1]	3,452,032	[1]	1,012,870	[1]	2,348,849	1,696,253

[1]	Share and per share amounts have been restated to reflect the effects of two reverse stock splits of the Company’s Class B common stock, which occurred during the first quarter of 2014. See Note 1, "Organization and Nature of Business" and Note 11, "Stockholders' Equity" for further discussion.
[2]	For 2014, amounts relate to Class A, Class B-1, B-2, B-3 common shares and Long-Term Incentive Plan Units outstanding. For 2013 amounts relate to common shares outstanding.
[3]	For 2014, amounts relate to Class A, Class B-1, B-2, B-3 common shares and Operating Partnership and Long-Term Incentive Plan Units outstanding. For 2013 amounts relate to common shares outstanding.